Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2020
Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000933691
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 19, 2021
Document Effective Date	dei_DocumentEffectiveDate	Nov. 19, 2021
Prospectus Date	rr_ProspectusDate	Apr. 26, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement Dated November 19, 2021

To The Prospectus Dated April 26, 2021

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

All changes are effective December 31, 2021.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/American Funds Capital Income Builder Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country World Index (Net) with the Morningstar Global Target Market Exposure Index (Net) as the Fund’s primary benchmark.

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 70% MSCI All Country World Index (Net)/30% Bloomberg Barclays U.S. Aggregate Bond Index with the 70% Morningstar Global Target Market Exposure Index (Net)/30% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/American Funds Global Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country World Index (Net) with the Morningstar Global Target Market Exposure Index (Net) as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/American Funds Global Small Capitalization Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country Word Small Cap Index (Net) with the Morningstar Global Markets Small Cap Target Market Exposure Index (Net) as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/American Funds International Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country World ex USA Index (Net) with the Morningstar Global Markets ex-US Target Market Exposure Index (Net) as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/American Funds New World Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country World Index (Net) with the Morningstar Global Target Market Exposure Index (Net) as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL Multi-Manager Emerging Markets Equity Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI Emerging Markets IMI Index (Net) with the Morningstar Emerging Markets Index (Net) as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL Multi-Manager International Small Cap Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country World Index ex USA Small Cap NR USD Index with the Morningstar Global Markets ex-US Small Cap Target Market Exposure Index (Net) as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL Multi-Manager Mid Cap Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Mid Cap Index (Gross) with the Morningstar US Mid Cap Index as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL Multi-Manager Small Cap Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Small Growth Index (Gross) with the Morningstar US Small Cap Broad Growth Extended Index as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL Multi-Manager Small Cap Value Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Small Value Index (Gross) with the Morningstar US Small Cap Broad Value Extended Index as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL iShares Tactical Moderate Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 40% MSCI All Country World Index (Net)/60% Bloomberg Barclays U.S. Aggregate Bond Index with the 40% Morningstar Global Target Market Exposure Index (Net)/60% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL iShares Tactical Moderate Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 60% MSCI All Country World Index (Net)/40% Bloomberg Barclays U.S. Aggregate Bond Index with the 60% Morningstar Global Target Market Exposure Index (Net)/40% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL iShares Tactical Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 80% MSCI All Country World Index (Net)/20% Bloomberg Barclays U.S. Aggregate Bond Index with the 80% Morningstar Global Target Market Exposure Index (Net)/20% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/American Funds Moderate Growth Allocation Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 60% MSCI All Country World Index (Net)/40% Bloomberg Barclays U.S. Aggregate Bond Index with the 60% Morningstar Global Target Market Exposure Index (Net)/40% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/American Funds Growth Allocation Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 80% MSCI All Country World Index (Net)/20% Bloomberg Barclays U.S. Aggregate Bond Index with the 80% Morningstar Global Target Market Exposure Index (Net)/20% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/AQR Large Cap Defensive Style Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Index (Gross) with the Morningstar US Target Market Exposure Index as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Baillie Gifford International Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country World Index ex USA Index (Net) with the Morningstar Global Markets ex-US Target Market Exposure Index (Net) as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/BlackRock Advantage International Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI EAFE Index (Net) with the Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/BlackRock Global Allocation Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI World Index (Net) with the Morningstar Developed Markets Target Market Exposure Index (Net) as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/BlackRock Large Cap Select Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Growth Index (Gross) with the Morningstar US Large-Mid Cap Broad Growth Extended Index as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Causeway International Value Select Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI EAFE Value Index (Net) with the Morningstar Developed Markets ex-North America Value Target Market Exposure Index (Net) as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/ClearBridge Large Cap Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Growth Index (Gross) with the Morningstar US Large-Mid Cap Broad Growth Extended Index as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/DFA International Core Equity Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI World ex USA Index (Net) with the Morningstar Developed Markets ex-US Target Market Exposure Index as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/DFA U.S. Core Equity Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA IMI Index (Gross) with the Morningstar US Market Extended Index as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/DFA U.S. Small Cap Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Small Cap Index (Gross) with the Morningstar US Small Cap Extended Index as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Franklin Templeton Growth Allocation Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 50% S&P 500 Index/25% MSCI All Country World Index ex USA Index (Net)/25% Bloomberg Barclays U.S. Aggregate Index with the 50% S&P 500 Index/25% Morningstar Global Markets ex-US Target Market Exposure Index/25% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/GQG Emerging Markets Equity Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI Emerging Markets Index (Net) with the Morningstar Emerging Markets Target Market Exposure Index (Net) as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Harris Oakmark Global Equity Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI World Index (Net) with the Morningstar Developed Markets Target Market Exposure Index (Net) as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Heitman U.S. Focused Real Estate Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI U.S. REIT Index (Gross) with the Morningstar US REIT Index as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Invesco Diversified Dividend Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Value Index (Gross) with the Morningstar US Large-Mid Cap Broad Value Extended Index as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Invesco Global Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country World Index (Net) with the Morningstar Global Target Market Exposure Index (Net) as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Invesco International Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country World ex USA Growth Index (Net) with the Morningstar Global Markets ex-US Target Market Exposure Index (Net) as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Invesco Small Cap Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Small Growth Index (Gross) with the Morningstar US Small Cap Broad Growth Extended Index as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/JPMorgan MidCap Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Mid Cap Growth Index (Gross) with the Morningstar US Mid Cap Broad Growth Index as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/JPMorgan U.S. Value Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Value Index (Gross) with the Morningstar US Large-Mid Cap Broad Value Extended Index as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Lazard International Strategic Equity Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI EAFE Index (Net) with the Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Loomis Sayles Global Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country World Index (Net) with the Morningstar Global Target Market Exposure Index (Net) as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Mellon Equity Income Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Value Index (Gross) with the Morningstar US Large-Mid Cap Broad Value Extended Index as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/MFS Mid Cap Value Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Mid Cap Value Index (Gross) with the Morningstar US Mid Cap Broad Value Index as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/RAFI® Fundamental U.S. Small Cap Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI Small Cap Index (Gross) with the Morningstar US Small Cap Extended Index as the Fund’s secondary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/T. Rowe Price Balanced Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 45% S&P 500 Index/20% MSCI EAFE Index (Net)/35% Bloomberg Barclays U.S. Aggregate Bond Index with the 45% S&P 500 Index/20% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net)/35% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/T. Rowe Price Established Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Growth Index (Gross) with the Morningstar US Large-Mid Cap Broad Growth Extended Index as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/T. Rowe Price Mid-Cap Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Mid Cap Growth Index (Gross) with the Morningstar US Mid Cap Broad Growth Index as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/T. Rowe Price Value Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Value Index (Gross) with the Morningstar US Large-Mid Cap Broad Value Extended Index as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Vanguard Moderate ETF Allocation Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 40% MSCI All Country World Index (Net)/60% Bloomberg Barclays U.S. Aggregate Bond Index with the 40% Morningstar Global Target Market Exposure Index (Net)/60% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Vanguard Moderate Growth ETF Allocation Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 60% MSCI All Country World Index (Net)/40% Bloomberg Barclays U.S. Aggregate Bond Index with the 60% Morningstar Global Target Market Exposure Index (Net)/40% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Vanguard Growth ETF Allocation Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 80% MSCI All Country World Index (Net)/20% Bloomberg Barclays U.S. Aggregate Bond Index with the 80% Morningstar Global Target Market Exposure Index (Net)/20% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/WCM Focused International Equity Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country World ex USA Index (Net) with the Morningstar Global Markets ex-US Target Market Exposure Index (Net) as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/WMC Equity Income Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA High Dividend Yield Index (Gross) with the Morningstar US Dividend Composite Index as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/WMC Value Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Value Index (Gross) with the Morningstar US Large-Mid Cap Broad Value Extended Index as the Fund’s primary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Goldman Sachs Managed Conservative Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 80% Bloomberg Barclays U.S. Aggregate Bond Index/15% S&P 500 Index/5% MSCI EAFE Index (Net) with the 80% Bloomberg U.S. Aggregate Bond Index/15% S&P 500 Index/5% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) as the Fund’s secondary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Goldman Sachs Managed Moderate Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 60% Bloomberg Barclays U.S. Aggregate Bond Index/30% S&P 500 Index/10% MSCI EAFE Index (Net) with the 60% Bloomberg U.S. Aggregate Bond Index/30% S&P 500 Index/10% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) as the Fund’s secondary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Goldman Sachs Managed Moderate Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 45% S&P 500 Index/40% Bloomberg Barclays U.S. Aggregate Bond Index/15% MSCI EAFE Index (Net) with the 45% S&P 500 Index/40% Bloomberg U.S. Aggregate Bond Index/15% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) as the Fund’s secondary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Goldman Sachs Managed Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 60% S&P 500 Index/20% Bloomberg Barclays U.S. Aggregate Bond Index/20% MSCI EAFE Index (Net) with the 60% S&P 500 Index/20% Bloomberg U.S. Aggregate Bond Index/20% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) as the Fund’s secondary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Goldman Sachs Managed Aggressive Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 65% S&P 500 Index/10% Bloomberg Barclays U.S. Aggregate Bond Index/25% MSCI EAFE Index (Net) with the 65% S&P 500 Index/25% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net)/10% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL Conservative Allocation Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 20% MSCI All Country World Index (Net)/80% Bloomberg Barclays U.S. Aggregate Bond Index with the 20% Morningstar Global Target Market Exposure Index (Net)/80% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL Moderate Allocation Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 40% MSCI All Country World Index (Net)/60% Bloomberg Barclays U.S. Aggregate Bond Index with the 40% Morningstar Global Target Market Exposure Index (Net)/60% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL Moderate Growth Allocation Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 60% MSCI All Country World Index (Net)/40% Bloomberg Barclays U.S. Aggregate Bond Index with the 60% Morningstar Global Target Market Exposure Index (Net)/40% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL Growth Allocation Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 80% MSCI All Country World Index (Net)/20% Bloomberg Barclays U.S. Aggregate Bond Index with the 80% Morningstar Global Target Market Exposure Index (Net)/20% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL Aggressive Growth Allocation Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 90% MSCI All Country World Index (Net)/10% Bloomberg Barclays U.S. Aggregate Bond Index with the 90% Morningstar Global Target Market Exposure Index (Net)/10% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

In the section, “More About the Funds,” under, “Description of Indices,” please delete the paragraph heading entitled, “Morningstar Emerging Markets Target Exposure Index” and replace with, “Morningstar Emerging Markets Target Market Exposure Index.”

In the section, “More About the Funds,” under, “Description of Indices,” please add the following after the last paragraph:

Morningstar Developed Markets ex-North America Value Target Market Exposure Index. The Morningstar Developed Markets ex-North America Value Target Market Exposure Index measures the performance of large and mid-cap stocks representing developed markets excluding North American stocks with lower valuations. This index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Morningstar Developed Markets ex-US Target Market Exposure Index. The Morningstar Developed Markets ex-US Target Market Exposure Index targets large- and mid-cap stocks listed in developed markets, excluding the United States, representing the largest 85% of the market by float-adjusted market capitalization. This index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Morningstar Emerging Markets Index. The Morningstar Emerging Markets Index measures the performance of emerging markets targeting the top 97% of stocks by market capitalization. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Morningstar Global Markets ex-US Small Cap Target Market Exposure Index. The Morningstar Global Markets ex-US Small Cap Target Market Exposure Index measures the performance of small-cap stocks listed in developed and emerging countries outside the US. These stocks fall between the 85% and 99% market cap thresholds of the investable universe and are weighted by float-adjusted market capitalization. This index does not incorporate Environmental, Social, or Governance (ESG) Criteria.

Morningstar Global Markets ex-US Target Market Exposure Index. The Morningstar Global Markets ex-US Target Market Exposure Index targets large-and mid-cap stocks listed in developed and emerging markets outside the U.S. representing the largest 85% of the market by float-adjusted market capitalization. This index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Morningstar Global Markets Small Cap Target Market Exposure Index. The Morningstar Global Markets Small Cap Target Market Exposure Index measures the performance of small-cap stocks listed in developed and emerging markets around the world. These stocks fall between the 85% and 99% market cap thresholds of the investable universe and are weighted by float-adjusted market capitalization. This index does not incorporate Environmental, Social, or Governance (ESG) Criteria.

Morningstar Global Target Market Exposure Index. The Morningstar Global Target Market Exposure Index is a rules based, float market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the Global equity markets. This index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Morningstar US Dividend Composite Index. The Morningstar US Dividend Composite Index measures the performance of a portfolio of all stocks in the U.S. Market Index that have a consistent record of dividend payment and have the ability to sustain their dividend payment. Stocks in the index are weighted in proportion to the total pool of dividends available to investors. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Morningstar US Large-Mid Cap Broad Growth Extended Index. The Morningstar US Large-Mid Cap Broad Growth Extended Index provides a comprehensive depiction of the performance and fundamental characteristics of the Large-Mid Cap Growth segment of U.S. equity markets. It targets stocks representing the cheaper half of the U.S. large- and mid-cap market. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Morningstar US Large-Mid Cap Broad Value Extended Index. The Morningstar US Large-Mid Cap Broad Value Extended Index provides a comprehensive depiction of the performance and fundamental characteristics of the Large-Mid Cap Value segment of U.S. equity markets. It targets stocks representing the faster growing half of the U.S. large- and mid-cap market. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Morningstar US Market Extended Index. The Morningstar US Market Extended Index measures the performance of U.S. securities and targets 99.5% market capitalization coverage of the investable universe. It is a diversified broad market index. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Morningstar US Mid Cap Broad Growth Index. The Morningstar US Mid Cap Broad Growth Index measures the performance of U.S. mid-cap growth stocks. It targets stocks representing the faster growing half of the mid-cap market. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Morningstar US Mid Cap Broad Value Index. The Morningstar US Mid Cap Broad Value Index measures the performance of U.S. mid-cap value stocks. It targets stocks representing the cheaper half of the U.S. mid-cap market. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Morningstar US Mid Cap Index. The Morningstar US Mid Cap Index measures the performance of U.S. mid-cap stocks. These stocks fall between the 70th and 90th percentile in market capitalization of the investable universe. In aggregate, the Mid-Cap Index represents 20 percent of the investable universe. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Morningstar US REIT Index. The Morningstar US REIT Index is a free-float weighted index that tracks the performance of publicly listed Real Estate Investment Trusts (REITs). The qualifying REITs are identified by Morningstar's proprietary industry classification system, Global Equity Classification System (GECS). This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Morningstar US Small Cap Broad Growth Extended Index. The Morningstar US Small Cap Broad Growth Extended Index provides a comprehensive depiction of the performance and fundamental characteristics of the Small Growth segment of U.S. equity markets. It targets stocks representing the faster growing half of the U.S. small-cap market. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Morningstar US Small Cap Broad Value Extended Index. The Morningstar US Small Cap Broad Value Extended Index provides a comprehensive depiction of the performance and fundamental characteristics of the Small Value segment of U.S. equity markets. It targets stocks representing the cheaper half of the U.S. small-cap market. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Morningstar US Small Cap Extended Index. The Morningstar US Small Cap Extended Index measures the performance of U.S. small-cap stocks. These stocks fall between the 90th and 99.5th percentile in market capitalization of the investable universe. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Morningstar US Target Market Exposure Index. The Morningstar US Target Market Exposure Index targets large- and mid-cap U.S. stocks representing the top 85% of the market by float-adjusted market capitalization. The exchange rate used for the currency translations is as of 4:00 pm NY time. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

In the section, “More About the Funds,” under, “Benchmarks,” please delete the table in the entirety and replace with the following:

Name	Primary Benchmark	Secondary Benchmark(s) (if applicable)
JNL/American Funds Bond Fund of America Fund	Bloomberg U.S. Aggregate Bond Index	Not Applicable
JNL/Baillie Gifford U.S. Equity Growth Fund	Morningstar US Large-Mid Cap Broad Growth Extended Index	Not Applicable
JNL/Lord Abbett Short Duration Income Fund	ICE BofAML 1-3 Year U.S. Corporate Index	Not Applicable
JNL/Morningstar PitchBook Listed Private Equity Index Fund	Morningstar PitchBook Listed Private Equity Index	Morningstar Developed Markets Target Market Exposure Index (Net)
JNL Bond Index Fund	Bloomberg U.S. Aggregate Bond Index	Not Applicable
JNL Emerging Markets Index Fund	Morningstar Emerging Markets Target Market Exposure Index (Net)	Not Applicable
JNL International Index Fund	Morningstar Developed Markets ex-North America Target Market Exposure Index (Net)	Not Applicable
JNL Mid Cap Index Fund	S&P 400 MidCap Index	Not Applicable
JNL Small Cap Index Fund	S&P SmallCap 600 Index	Not Applicable

This Supplement is dated November 19, 2021.

JNL/American Funds Capital Income Builder Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/American Funds Capital Income Builder Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country World Index (Net) with the Morningstar Global Target Market Exposure Index (Net) as the Fund’s primary benchmark.

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 70% MSCI All Country World Index (Net)/30% Bloomberg Barclays U.S. Aggregate Bond Index with the 70% Morningstar Global Target Market Exposure Index (Net)/30% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

JNL/American Funds Global Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/American Funds Global Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country World Index (Net) with the Morningstar Global Target Market Exposure Index (Net) as the Fund’s primary benchmark.

JNL/AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
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Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/American Funds Global Small Capitalization Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country Word Small Cap Index (Net) with the Morningstar Global Markets Small Cap Target Market Exposure Index (Net) as the Fund’s primary benchmark.

JNL/AMERICAN FUNDS INTERNATIONAL FUND
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Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/American Funds International Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country World ex USA Index (Net) with the Morningstar Global Markets ex-US Target Market Exposure Index (Net) as the Fund’s primary benchmark.

JNL/AMERICAN FUNDS NEW WORLD FUND
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Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/American Funds New World Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country World Index (Net) with the Morningstar Global Target Market Exposure Index (Net) as the Fund’s primary benchmark.

JNL MULTI-MANAGER EMERGING MARKETS EQUITY FUND
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Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL Multi-Manager Emerging Markets Equity Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI Emerging Markets IMI Index (Net) with the Morningstar Emerging Markets Index (Net) as the Fund’s primary benchmark.

JNL Multi-Manager International Small Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL Multi-Manager International Small Cap Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country World Index ex USA Small Cap NR USD Index with the Morningstar Global Markets ex-US Small Cap Target Market Exposure Index (Net) as the Fund’s primary benchmark.

JNL MULTI-MANAGER MID CAP FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL Multi-Manager Mid Cap Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Mid Cap Index (Gross) with the Morningstar US Mid Cap Index as the Fund’s primary benchmark.

JNL Multi-Manager Small Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL Multi-Manager Small Cap Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Small Growth Index (Gross) with the Morningstar US Small Cap Broad Growth Extended Index as the Fund’s primary benchmark.

JNL MULTI-MANAGER SMALL CAP VALUE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL Multi-Manager Small Cap Value Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Small Value Index (Gross) with the Morningstar US Small Cap Broad Value Extended Index as the Fund’s primary benchmark.

JNL iShares Tactical Moderate Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL iShares Tactical Moderate Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 40% MSCI All Country World Index (Net)/60% Bloomberg Barclays U.S. Aggregate Bond Index with the 40% Morningstar Global Target Market Exposure Index (Net)/60% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

JNL iShares Tactical Moderate Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL iShares Tactical Moderate Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 60% MSCI All Country World Index (Net)/40% Bloomberg Barclays U.S. Aggregate Bond Index with the 60% Morningstar Global Target Market Exposure Index (Net)/40% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

JNL iShares Tactical Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL iShares Tactical Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 80% MSCI All Country World Index (Net)/20% Bloomberg Barclays U.S. Aggregate Bond Index with the 80% Morningstar Global Target Market Exposure Index (Net)/20% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

JNL/AMERICAN FUNDS MODERATE GROWTH ALLOCATION FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/American Funds Moderate Growth Allocation Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 60% MSCI All Country World Index (Net)/40% Bloomberg Barclays U.S. Aggregate Bond Index with the 60% Morningstar Global Target Market Exposure Index (Net)/40% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

JNL/AMERICAN FUNDS GROWTH ALLOCATION FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/American Funds Growth Allocation Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 80% MSCI All Country World Index (Net)/20% Bloomberg Barclays U.S. Aggregate Bond Index with the 80% Morningstar Global Target Market Exposure Index (Net)/20% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

JNL/AQR Large Cap Defensive Style Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/AQR Large Cap Defensive Style Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Index (Gross) with the Morningstar US Target Market Exposure Index as the Fund’s primary benchmark.

JNL/Baillie Gifford International Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Baillie Gifford International Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country World Index ex USA Index (Net) with the Morningstar Global Markets ex-US Target Market Exposure Index (Net) as the Fund’s primary benchmark.

JNL/BlackRock Advantage International Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/BlackRock Advantage International Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI EAFE Index (Net) with the Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) as the Fund’s primary benchmark.

JNL/BLACKROCK GLOBAL ALLOCATION FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/BlackRock Global Allocation Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI World Index (Net) with the Morningstar Developed Markets Target Market Exposure Index (Net) as the Fund’s primary benchmark.

JNL/BLACKROCK LARGE CAP SELECT GROWTH FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/BlackRock Large Cap Select Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Growth Index (Gross) with the Morningstar US Large-Mid Cap Broad Growth Extended Index as the Fund’s primary benchmark.

JNL/CAUSEWAY INTERNATIONAL VALUE SELECT FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Causeway International Value Select Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI EAFE Value Index (Net) with the Morningstar Developed Markets ex-North America Value Target Market Exposure Index (Net) as the Fund’s primary benchmark.

JNL/ClearBridge Large Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/ClearBridge Large Cap Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Growth Index (Gross) with the Morningstar US Large-Mid Cap Broad Growth Extended Index as the Fund’s primary benchmark.

JNL/DFA International Core Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/DFA International Core Equity Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI World ex USA Index (Net) with the Morningstar Developed Markets ex-US Target Market Exposure Index as the Fund’s primary benchmark.

JNL/DFA U.S. CORE EQUITY FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/DFA U.S. Core Equity Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA IMI Index (Gross) with the Morningstar US Market Extended Index as the Fund’s primary benchmark.

JNL/DFA U.S. Small Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/DFA U.S. Small Cap Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Small Cap Index (Gross) with the Morningstar US Small Cap Extended Index as the Fund’s primary benchmark.

JNL/FRANKLIN TEMPLETON GROWTH ALLOCATION FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Franklin Templeton Growth Allocation Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 50% S&P 500 Index/25% MSCI All Country World Index ex USA Index (Net)/25% Bloomberg Barclays U.S. Aggregate Index with the 50% S&P 500 Index/25% Morningstar Global Markets ex-US Target Market Exposure Index/25% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

JNL/GQG Emerging Markets Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/GQG Emerging Markets Equity Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI Emerging Markets Index (Net) with the Morningstar Emerging Markets Target Market Exposure Index (Net) as the Fund’s primary benchmark.

JNL/Harris Oakmark Global Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Harris Oakmark Global Equity Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI World Index (Net) with the Morningstar Developed Markets Target Market Exposure Index (Net) as the Fund’s primary benchmark.

JNL/Heitman U.S. Focused Real Estate Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Heitman U.S. Focused Real Estate Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI U.S. REIT Index (Gross) with the Morningstar US REIT Index as the Fund’s primary benchmark.

JNL/Invesco Diversified Dividend Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Invesco Diversified Dividend Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Value Index (Gross) with the Morningstar US Large-Mid Cap Broad Value Extended Index as the Fund’s primary benchmark.

JNL/INVESCO GLOBAL GROWTH FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Invesco Global Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country World Index (Net) with the Morningstar Global Target Market Exposure Index (Net) as the Fund’s primary benchmark.

JNL/INVESCO INTERNATIONAL GROWTH FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Invesco International Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country World ex USA Growth Index (Net) with the Morningstar Global Markets ex-US Target Market Exposure Index (Net) as the Fund’s primary benchmark.

JNL/INVESCO SMALL CAP GROWTH FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Invesco Small Cap Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Small Growth Index (Gross) with the Morningstar US Small Cap Broad Growth Extended Index as the Fund’s primary benchmark.

JNL/JPMORGAN MIDCAP GROWTH FUND
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Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/JPMorgan MidCap Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Mid Cap Growth Index (Gross) with the Morningstar US Mid Cap Broad Growth Index as the Fund’s primary benchmark.

JNL/JPMorgan U.S. Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/JPMorgan U.S. Value Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Value Index (Gross) with the Morningstar US Large-Mid Cap Broad Value Extended Index as the Fund’s primary benchmark.

JNL/Lazard International Strategic Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Lazard International Strategic Equity Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI EAFE Index (Net) with the Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) as the Fund’s primary benchmark.

JNL/Loomis Sayles Global Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Loomis Sayles Global Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country World Index (Net) with the Morningstar Global Target Market Exposure Index (Net) as the Fund’s primary benchmark.

JNL/Mellon Equity Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Mellon Equity Income Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Value Index (Gross) with the Morningstar US Large-Mid Cap Broad Value Extended Index as the Fund’s primary benchmark.

JNL/MFS MID CAP VALUE FUND
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Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/MFS Mid Cap Value Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Mid Cap Value Index (Gross) with the Morningstar US Mid Cap Broad Value Index as the Fund’s primary benchmark.

JNL/RAFI Fundamental U.S. Small Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/RAFI® Fundamental U.S. Small Cap Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI Small Cap Index (Gross) with the Morningstar US Small Cap Extended Index as the Fund’s secondary benchmark.

JNL/T. ROWE PRICE BALANCED FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/T. Rowe Price Balanced Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 45% S&P 500 Index/20% MSCI EAFE Index (Net)/35% Bloomberg Barclays U.S. Aggregate Bond Index with the 45% S&P 500 Index/20% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net)/35% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
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Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/T. Rowe Price Established Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Growth Index (Gross) with the Morningstar US Large-Mid Cap Broad Growth Extended Index as the Fund’s primary benchmark.

JNL/T. ROWE PRICE MID-CAP GROWTH FUND
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Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/T. Rowe Price Mid-Cap Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Mid Cap Growth Index (Gross) with the Morningstar US Mid Cap Broad Growth Index as the Fund’s primary benchmark.

JNL/T. ROWE PRICE VALUE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/T. Rowe Price Value Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Value Index (Gross) with the Morningstar US Large-Mid Cap Broad Value Extended Index as the Fund’s primary benchmark.

JNL/Vanguard Moderate ETF Allocation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Vanguard Moderate ETF Allocation Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 40% MSCI All Country World Index (Net)/60% Bloomberg Barclays U.S. Aggregate Bond Index with the 40% Morningstar Global Target Market Exposure Index (Net)/60% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

JNL/Vanguard Moderate Growth ETF Allocation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Vanguard Moderate Growth ETF Allocation Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 60% MSCI All Country World Index (Net)/40% Bloomberg Barclays U.S. Aggregate Bond Index with the 60% Morningstar Global Target Market Exposure Index (Net)/40% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

JNL/Vanguard Growth ETF Allocation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Vanguard Growth ETF Allocation Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 80% MSCI All Country World Index (Net)/20% Bloomberg Barclays U.S. Aggregate Bond Index with the 80% Morningstar Global Target Market Exposure Index (Net)/20% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

JNL/WCM Focused International Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/WCM Focused International Equity Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI All Country World ex USA Index (Net) with the Morningstar Global Markets ex-US Target Market Exposure Index (Net) as the Fund’s primary benchmark.

JNL/WMC Equity Income Fund
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In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/WMC Equity Income Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA High Dividend Yield Index (Gross) with the Morningstar US Dividend Composite Index as the Fund’s primary benchmark.

JNL/WMC VALUE FUND
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In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/WMC Value Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA Value Index (Gross) with the Morningstar US Large-Mid Cap Broad Value Extended Index as the Fund’s primary benchmark.

JNL/GOLDMAN SACHS MANAGED CONSERVATIVE FUND
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In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Goldman Sachs Managed Conservative Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 80% Bloomberg Barclays U.S. Aggregate Bond Index/15% S&P 500 Index/5% MSCI EAFE Index (Net) with the 80% Bloomberg U.S. Aggregate Bond Index/15% S&P 500 Index/5% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) as the Fund’s secondary benchmark.

JNL/GOLDMAN SACHS MANAGED MODERATE FUND
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In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Goldman Sachs Managed Moderate Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 60% Bloomberg Barclays U.S. Aggregate Bond Index/30% S&P 500 Index/10% MSCI EAFE Index (Net) with the 60% Bloomberg U.S. Aggregate Bond Index/30% S&P 500 Index/10% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) as the Fund’s secondary benchmark.

JNL/GOLDMAN SACHS MANAGED MODERATE GROWTH FUND
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Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Goldman Sachs Managed Moderate Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 45% S&P 500 Index/40% Bloomberg Barclays U.S. Aggregate Bond Index/15% MSCI EAFE Index (Net) with the 45% S&P 500 Index/40% Bloomberg U.S. Aggregate Bond Index/15% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) as the Fund’s secondary benchmark.

JNL/GOLDMAN SACHS MANAGED GROWTH FUND
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Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Goldman Sachs Managed Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 60% S&P 500 Index/20% Bloomberg Barclays U.S. Aggregate Bond Index/20% MSCI EAFE Index (Net) with the 60% S&P 500 Index/20% Bloomberg U.S. Aggregate Bond Index/20% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net) as the Fund’s secondary benchmark.

JNL/GOLDMAN SACHS MANAGED AGGRESSIVE GROWTH FUND
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In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Goldman Sachs Managed Aggressive Growth Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 65% S&P 500 Index/10% Bloomberg Barclays U.S. Aggregate Bond Index/25% MSCI EAFE Index (Net) with the 65% S&P 500 Index/25% Morningstar Developed Markets ex-North America Target Market Exposure Index (Net)/10% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

JNL Conservative Allocation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
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In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL Conservative Allocation Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 20% MSCI All Country World Index (Net)/80% Bloomberg Barclays U.S. Aggregate Bond Index with the 20% Morningstar Global Target Market Exposure Index (Net)/80% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

JNL Moderate Allocation Fund
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Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL Moderate Allocation Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 40% MSCI All Country World Index (Net)/60% Bloomberg Barclays U.S. Aggregate Bond Index with the 40% Morningstar Global Target Market Exposure Index (Net)/60% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

JNL MODERATE GROWTH ALLOCATION FUND
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Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL Moderate Growth Allocation Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 60% MSCI All Country World Index (Net)/40% Bloomberg Barclays U.S. Aggregate Bond Index with the 60% Morningstar Global Target Market Exposure Index (Net)/40% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

JNL GROWTH ALLOCATION FUND
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Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL Growth Allocation Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 80% MSCI All Country World Index (Net)/20% Bloomberg Barclays U.S. Aggregate Bond Index with the 80% Morningstar Global Target Market Exposure Index (Net)/20% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.

JNL AGGRESSIVE GROWTH ALLOCATION FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL Aggressive Growth Allocation Fund, please add the following after the last paragraph:

Effective December 31, 2021, for consistency with the Fund’s principal investment strategies, the Fund will replace the 90% MSCI All Country World Index (Net)/10% Bloomberg Barclays U.S. Aggregate Bond Index with the 90% Morningstar Global Target Market Exposure Index (Net)/10% Bloomberg U.S. Aggregate Bond Index as the Fund’s secondary benchmark.